Commitments and Contingencies - Additional Information - Samsung (Details)	1 Months Ended	12 Months Ended	24 Months Ended
	Jul. 31, 2018 USD ($) newbuilding	Dec. 31, 2018 USD ($) newbuilding	Dec. 31, 2020 vessel	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		6
Suezmax DP2 Shuttle Tanker Newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		4
Aggregate fully built-up cost for shipbuilding contracts		$ 602,000,000
Payments made towards the commitment		72,900,000
Payments due in 2019		248,900,000
Payments due in 2020		279,700,000
Suezmax DP2 Shuttle Tanker Newbuildings | Scenario, Forecast | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of vessels | vessel			2
Aframax DP 2 Shuttle Tanker Newbuildings
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	2
Aframax DP 2 Shuttle Tanker Newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Aggregate fully built-up cost for shipbuilding contracts	$ 270,000,000
Payments made towards the commitment		12,300,000
Payments due in 2019		57,700,000
Payments due in 2020		122,300,000
Payments due in 2021		77,500,000
Revolving credit facility
Loss Contingencies [Line Items]
Revolving credit facilities borrowing capacity		523,100,000		$ 125,000,000.0	$ 629,700,000
Revolving credit facility | Newbuildings | Suezmax DP2 Shuttle Tanker Newbuildings
Loss Contingencies [Line Items]
Revolving credit facilities borrowing capacity		60,500,000
Undrawn amount of revolving credit facility		$ 40,400,000